Schedule of Investments - Virtus Newfleet High Yield Bond ETF

April 30, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 76.9%

Communication Services – 7.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(1)	$40,000	$39,040
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	40,293
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,371
CommScope, Inc., 4.75%, 09/01/29(1)	5,000	4,189
Consolidated Communications, Inc., 6.50%, 10/01/28(1)	40,000	34,954
DISH DBS Corp., 7.75%, 07/01/26	35,000	32,966
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	21,243
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	50,000	40,664
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	40,000	35,775
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	40,000	35,854
Millennium Escrow Corp., 6.63%, 08/01/26(1)	35,000	32,388
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(1)	5,000	4,555
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	35,000	29,331
TripAdvisor, Inc., 7.00%, 07/15/25(1)	30,000	30,790
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	54,003
Total Communication Services		440,416

Consumer Discretionary – 15.0%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	45,000	41,988
At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	8,281
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	29,846
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	15,000	15,182
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	15,693
Carnival Corp., 7.63%, 03/01/26(1)	70,000	68,592
Carriage Services, Inc., 4.25%, 05/15/29(1)	40,000	34,854
Carvana Co., 5.63%, 10/01/25(1)	30,000	26,041
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	25,000	25,016
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	25,000	20,531
Ford Motor Co., 3.25%, 02/12/32	10,000	8,143
Ford Motor Co., 4.75%, 01/15/43	25,000	20,173
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(1)	40,000	36,162
International Game Technology PLC, 5.25%, 01/15/29(1)	5,000	4,749
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	40,000	39,240
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	37,588
Lindblad Expeditions LLC, 6.75%, 02/15/27(1)	40,000	39,302
M/I Homes, Inc., 4.95%, 02/01/28	40,000	36,911
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	30,000	26,139
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	40,000	35,565
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	49,698
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	36,058

Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26(1)	$20,000	$18,130
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	10,000	9,142
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(1)	5,000	4,757
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	20,496
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	27,273
Tenneco, Inc., 5.38%, 12/15/24	15,000	14,689
Tenneco, Inc., 5.13%, 04/15/29(1)	35,000	34,167
Vista Outdoor, Inc., 4.50%, 03/15/29(1)	45,000	40,333
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	35,000	30,976
Total Consumer Discretionary		855,715

Consumer Staples – 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	35,000	32,821
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	28,170
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	15,000	14,421
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	28,264
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	35,000	28,217
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	55,000	52,434
Vector Group Ltd., 5.75%, 02/01/29(1)	35,000	30,770
Total Consumer Staples		215,097

Energy – 16.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	40,000	40,159
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	38,971
Antero Resources Corp., 8.38%, 07/15/26(1)	11,000	11,867
Antero Resources Corp., 7.63%, 02/01/29(1)	3,000	3,182
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	14,678
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	40,000	41,652
Callon Petroleum Co., 8.00%, 08/01/28(1)	5,000	5,178
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.13%, 01/15/27(1)	35,000	31,382
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	24,219
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	45,000	44,672
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	10,000	9,900
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	25,000	24,873
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	35,043
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	30,000	29,399
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	55,000	52,973
DCP Midstream Operating LP, 3.25%, 02/15/32	40,000	33,985
DT Midstream, Inc., 4.13%, 06/15/29(1)	35,000	31,896

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(1)	$35,000	$34,934
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	35,000	33,341
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	9,923
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	34,344
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	25,000	24,220
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	25,000	25,029
Nabors Industries Ltd., 7.25%, 01/15/26(1)	30,000	29,359
Nabors Industries, Inc., 7.38%, 05/15/27(1)	10,000	10,215
Occidental Petroleum Corp., 6.63%, 09/01/30	50,000	54,258
Occidental Petroleum Corp., 6.13%, 01/01/31	45,000	47,358
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	40,000	38,088
Southwestern Energy Co., 5.38%, 02/01/29	40,000	39,566
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31	15,000	14,441
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	12,950
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	19,627
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,569
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	35,000	31,816
Total Energy		938,067

Financials – 7.6%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	29,251
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	35,000	30,624
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	34,000	29,465
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	43,440
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	40,000	30,651
Coinbase Global, Inc., 3.63%, 10/01/31(1)	40,000	29,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	10,000	9,932
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	51,472
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	55,000	50,624
Navient Corp., 5.88%, 10/25/24	25,000	24,844
OneMain Finance Corp., 7.13%, 03/15/26	25,000	25,356
OWL Rock Core Income Corp., 4.70%, 02/08/27(1)	40,000	37,774
Prospect Capital Corp., 3.71%, 01/22/26	45,000	41,803
Total Financials		434,861
Health Care – 6.8%
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	50,632

Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	$5,000	$4,810
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	18,737
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	13,178
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	20,000	16,471
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	35,133
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,988
Encompass Health Corp., 4.50%, 02/01/28	35,000	32,418
Lannett Co., Inc., 7.75%, 04/15/26(1)	15,000	7,894
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	40,000	37,050
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(1)	15,000	15,320
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	6,000	6,069
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,020
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	39,304
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	29,881
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	15,000	14,704
Tenet Healthcare Corp., 6.25%, 02/01/27(1)	30,000	29,806
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	15,000	14,583
Total Health Care		387,998

Industrials – 7.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	43,542
American Airlines Group, Inc., 5.00%, 06/01/22(1)	20,000	20,002
American Airlines, Inc., 11.75%, 07/15/25(1)	30,000	34,558
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	18,125
Boeing Co. (The), 5.93%, 05/01/60	30,000	29,759
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	37,659
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	40,000	33,464
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	19,004
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	35,000	33,404
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	10,220
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	45,000	42,000
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/30(1)	35,000	31,978
OT Merger Corp., 7.88%, 10/15/29(1)	20,000	17,026
SRS Distribution, Inc., 6.13%, 07/01/29(1)	25,000	22,094
TransDigm, Inc., 6.25%, 03/15/26(1)	20,000	19,922
TransDigm, Inc., 5.50%, 11/15/27	20,000	18,365
Total Industrials		431,122

Information Technology – 4.0%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,514

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Information Technology (continued)
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	$10,000	$9,413
Entegris Escrow Corp., 4.75%, 04/15/29(1)	45,000	43,433
MicroStrategy, Inc., 6.13%, 06/15/28(1)	40,000	36,723
Minerva Merger Sub, Inc., 6.50%, 02/15/30(1)	10,000	9,215
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	40,803
Rocket Software, Inc., 6.50%, 02/15/29(1)	35,000	30,012
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	47,879
Total Information Technology		226,992

Materials – 4.0%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	15,000	15,741
Freeport-McMoRan, Inc., 5.45%, 03/15/43	30,000	30,035
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	60,000	56,931
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	49,298
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	19,679
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	19,382
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	40,000	34,176
Total Materials		225,242

Real Estate – 2.0%
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	8,000	6,743
iStar, Inc., 4.25%, 08/01/25	40,000	38,175
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	35,000	29,783
Service Properties Trust, 4.38%, 02/15/30	50,000	38,437
Total Real Estate		113,138

Utilities – 1.9%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	20,000	18,125
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	15,000	13,110
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	30,000	28,075
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	50,000	50,405
Total Utilities		109,715
Total Corporate Bonds
(Cost $4,734,515)		4,378,363

TERM LOANS – 8.3%

Aerospace – 1.0%
American Airlines, Inc., 5.81%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	5,000	5,097
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	50,000	51,962
Total Aerospace		57,059

Financials – 0.3%
Asurion LLC, 6.01%, (1-Month USD LIBOR + 5.25%), 01/31/28(2)	20,000	19,437

Security Description	Principal	Value
TERM LOANS (continued)

Forest Prod/Containers – 0.4%
Kloeckner Pentaplast of America, Inc., 5.55%, (6-Month USD LIBOR + 4.75%), 02/12/26(2)	$24,750	$22,254

Gaming/Leisure – 0.6%
ECL Entertainment LLC, 8.26%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	9,925	9,946
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	23,966	23,658
Total Gaming/Leisure		33,604

Health Care – 1.2%
LSCS Holdings, Inc., 5.26%, (1-Month USD LIBOR + 4.50%), 11/23/28(2)	34,913	34,655
One Call Corp., 6.69%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	34,738	31,959
Total Health Care		66,614

Information Technology – 1.6%
Applied Systems, Inc., 6.51%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	60,000	60,107
Boxer Parent Co., Inc., 6.26%, (1-Month USD LIBOR + 5.50%), 03/23/26(2)	15,000	14,858
Infinite Bidco LLC, 7.51%, (3-Month USD LIBOR + 7.00%), 03/02/29(2)	15,000	14,837
Total Information Technology		89,802

Manufacturing – 0.8%
Arcline FM Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	19,900	19,776
Arcline FM Holdings LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	25,000	24,750
Total Manufacturing		44,526

Media/Telecom - Telecommunications – 0.3%
Securus Technologies Holdings, Inc., 5.51%, (3-Month USD LIBOR + 4.50%), 11/01/24(2)	19,742	18,874

Metals/Minerals – 0.6%
Peabody Energy Corp., 3.50%, (1-Month USD LIBOR + 2.75%), 03/31/25(2)	35,000	33,123

Service – 0.8%
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(2)	29,600	28,946
Sweetwater Borrower LLC, 5.56%, (1-Month USD LIBOR + 4.75%), 08/07/28(2)	18,775	18,353
Total Service		47,299

Utilities – 0.7%
Lightstone Holdco LLC, 4.99%, (3-Month USD LIBOR + 3.75%), 01/30/24(2)	37,864	35,263
Lightstone Holdco LLC, 4.99%, (3-Month USD LIBOR + 3.75%), 01/30/24(2)	2,136	1,989
Total Utilities		37,252
Total Term Loans
(Cost $470,312)		469,844

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS – 7.2%

Communication Services – 0.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$20,000	$8,574

Energy – 2.6%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	40,000	38,473
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	36,000	38,702
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	24,422
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	44,913
Total Energy		146,510

Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	30,067

Industrials – 1.5%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(1)	37,000	36,870
Bombardier, Inc., 6.00%, 02/15/28 (Canada)(1)	20,000	17,326
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	35,000	33,823
Total Industrials		88,019

Materials – 2.4%
Eldorado Gold Corp., 6.25%, 09/01/29 (Turkey)(1)	40,000	38,752
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	40,000	39,769
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	60,000	59,623
Total Materials		138,144
Total Foreign Bonds
(Cost $426,768)		411,314
MONEY MARKET FUND - 8.3%
JP Morgan U.S. Government Money Market Institutional Shares, 0.29%(4) (Cost $473,247)	473,247	473,247

TOTAL INVESTMENTS - 100.7%
(Cost $6,104,842)		5,732,768
Liabilities in Excess of Other Assets - (0.7)%		(37,207)
Net Assets - 100.0%		$5,695,561

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2022, the aggregate value of these securities was $3,833,554, or 67.3% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.

(3)	Perpetual security with no stated maturity date.
(4)	The rate shown reflects the seven-day yield as of April 30, 2022.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$4,378,363	$—	$4,378,363
Term Loans	—	469,844	—	469,844
Foreign Bonds	—	411,314	—	411,314
Money Market Fund	473,247	—	—	473,247
Total	$473,247	$5,259,521	$—	$5,732,768